CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Change in pension and post retirement benefits,tax	$ 5,970	$ 671	$ 2,640